Commitments and contingencies	6 Months Ended
Jun. 30, 2024
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Commitments and contingencies
18. Commitments and contingencies
The statements regarding contingent liabilities and other financial liabilities described in the consolidated financial statements of the Group for the fiscal year 2023 are essentially unchanged.